Filed Pursuant to Rule 485(b)
                                                  Registration No.      2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
         Pre-Effective Amendment No.____                                     ___
         Post-Effective Amendment No. 68                                       X

                                       and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
         Amendment No.   68                                                    X

                        FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     909 A Street, Tacoma, Washington   98402
                     ---------------------------------  -----
               (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



 Gregory J. Lyons, Associate General Counsel         John V. O'Hanlon, Esq.
      Frank Russell Investment Company                    Dechert LLP
                909 A Street                    200 Clarendon Street, 27th Floor
          Tacoma, Washington 98402                Boston, Massachusetts 02116
                253-596-2406                              617-728-7100

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


ApproxiTmate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

          It  is  proposed  that  this  filing  will  become   effective  (check
appropriate box)

          ( ) immediately upon filing pursuant to paragraph (b)
          (X) on March 1, 2004 pursuant to paragraph (b)
          ( ) 60 days after filing pursuant to paragraph (a)(1)
          ( ) on __________________, pursuant to paragraph (a)(1)
          ( ) 75 days after filing pursuant to paragraph (a)(2)
          ( ) on (date) pursuant to paragraph (a)(2) of rule 485.
          If appropriate, check the following box:
          (X)this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 67 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 68 to Registration Nos. 2-71299 and 811-3153. This Post-Effective Amendment No. 68 is being filed to extend the effective date of previously filed
Post-Effective Amendment No. 67. The Registrant's updated Prospectuses, Statements of Additional Information and Other Information, which will include all required current financial information, will be filed pursuant to 485(b) on or before March 1, 2004.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 68 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 5th day of February, 2004.

                                            FRANK RUSSELL INVESTMENT COMPANY
                                            --------------------------------
                                                          Registrant


                                            By:               *
                                                 -------------------------------
                                                 Leonard P. Brennan, President

/s/  Mary Beth Rhoden
---------------------
*By Mary Beth Rhoden
 Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 5, 2004.

Signatures                                  Signatures


                  *                                           *
------------------------------------        -----------------------------------
Leonard P. Brennan, President and           Mark E. Swanson, Treasurer, in his
Chief Executive Officer                     capacity as Chief Accounting Officer


                  *                                           *
------------------------------------        -----------------------------------
Lynn L. Anderson, Trustee                   Paul E. Anderson, Trustee



                  *                                           *
------------------------------------        -----------------------------------
William E. Baxter, Trustee                  Kristianne Blake, Trustee



                  *                                           *
------------------------------------        -----------------------------------
Daniel P. Connealy                          Lee C. Gingrich, Trustee


                  *                                           *
------------------------------------        -----------------------------------
Eleanor W. Palmer, Trustee                  Michael J.A. Phillips, Trustee


                  *                                           *
------------------------------------        -----------------------------------
Raymond P. Tennison, Jr., Trustee           Julie W. Weston, Trustee



/s/  Mary Beth Rhoden
----------------------
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with this Post-Effective Amendment No. 68 to Registration Statement Nos. 2-71299 and 811-3153.